FAIR VALUE MEASUREMENTS (Schedule of Changes in Fair Value of Warrant Liability) (Details) - Fair value of derivative liability [Member]	12 Months Ended
Dec. 31, 2015 CNY (¥)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance
Issuance of warrant liability	¥ 62,331,211
Foreign exchange loss on warrant liability	3,950,373
Change in fair value of warrant liability	2,096,024
Balance	¥ 68,377,608